Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 28, 2011
UBS FIXED INCOME OPPORTUNITIES FUND (Prospectus Summary) | UBS FIXED INCOME OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Fixed Income Opportunities Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 33 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 103 of the Fund's statement of additional information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
For the period November 29, 2010 through June 30, 2011, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles. The Fund may invest in fixed income securities of US and non-US issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities. The Fund's investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features. In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration. The Fund may invest in fixed income securities of any credit quality, including non-investment grade securities (often referred to as high yield securities).

The Fund expects to use exchange traded and/or over-the-counter derivative instruments extensively in employing its long/short, globally-oriented fixed income and currency strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return, currency, and credit default swaps), credit-linked securities, caps, floors, collars, structured notes and other derivative instruments. The Fund may invest in derivatives to the extent permitted by the
Investment Company Act of 1940, as amended (the "1940 Act").

The Fund may use derivatives for hedging or non-hedging purposes. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund's portfolio duration.

In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivative instruments listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation. The Advisor expects that the duration of the Fund's portfolio will be between approximately +5 years and -5 years depending on the level and expected future direction of interest rates. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of five years generally will decrease by approximately 5% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of five years generally will increase by approximately 5%. Conversely when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of five years generally will increase by approximately 5% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of five years generally will decrease by approximately 5%.

Management process

In employing its investment strategies for the Fund, the Advisor attempts to generate total returns by managing the risks and market exposures of the Fund's portfolio. The Fund utilizes a long/short, global fixed income and currency strategy that emphasizes relative value investing. The Fund pursues a diversified investment strategy and the Advisor has substantial latitude to invest across broad fixed income and currency markets. At times, the unconstrained investment approach may lead the Advisor to have sizable allocations to particular markets, sectors and industries.

The Advisor implements the long/short strategy across multiple dimensions to gain specific exposure to investments that it believes offer an attractive risk-reward opportunity. Typically, the Advisor seeks to exploit opportunities, both long and short, where the market valuation of a particular security differs from the Advisor's valuation for the same security.

The Advisor actively manages the Fund's currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks. These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund which exceeds the rate of return on
3 Month LIBOR (a short-term interest rate that banks charge one another and that is generally representative of short-term interest rates) by 3% for Class A shares, 2.5% for Class C shares, and 3.25% for Class Y shares, each net of fund ordinary operating expenses over rolling five year time horizons. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long only fixed income fund. The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income and currency markets. At times, the Fund may have exposures to higher risk strategies within the fixed income and currency markets, and it may take both long and short positions utilizing various instruments including the extensive use of derivatives. Furthermore, given the Fund's less constrained investment approach, it may maintain overall net short positions in any particular market. While the Advisor will seek to manage the Fund's volatility and overall risk exposure in a prudent manner, it is quite possible that the
Fund may exhibit negative returns in any particular month, quarter or a year.

Risk, Heading	rr_RiskHeading	Main risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. When the Fund has a negative portfolio duration, a decline in interest rates may negatively impact the Fund's value. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

High yield bond risk: The risk that the issuer of bonds with ratings of BB
(Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc.
("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.
These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest.
Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and subject to the underlying funds'
expenses.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information quoted for the Fund as the Fund had not completed a full calendar year of operations as of the date of this prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information quoted for the Fund as the Fund had not completed a full calendar year of operations as of the date of this prospectus.
UBS FIXED INCOME OPPORTUNITIES FUND (Prospectus Summary) | UBS FIXED INCOME OPPORTUNITIES FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-27
UBS FIXED INCOME OPPORTUNITIES FUND (Prospectus Summary) | UBS FIXED INCOME OPPORTUNITIES FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-27
UBS FIXED INCOME OPPORTUNITIES FUND (Prospectus Summary) | UBS FIXED INCOME OPPORTUNITIES FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-27
UBS FIXED INCOME OPPORTUNITIES FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%	[1]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.03%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	550
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	853
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,177
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,092
UBS FIXED INCOME OPPORTUNITIES FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%	[1]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.53%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	586
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,043
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,309
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	586
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,043
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,309
UBS FIXED INCOME OPPORTUNITIES FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.64%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[1]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.78%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,595

[1]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[2]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, dividend expense and security loan fees for securities sold short), through the period ending October 27, 2012, do not exceed 0.95% for Class A shares, 1.45% for Class C shares and 0.70% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.